INTANGIBLE ASSETS, NET (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)	Feb. 29, 2024 JPY (¥)
Intangible Asset, Goodwill and Other [Abstract]
Amortization expense	$ 200	¥ 35,900	¥ 54,900	¥ 52,400